Stockholders' Deficit (Details Textual) - USD ($)				12 Months Ended
	Aug. 04, 2020	Jul. 30, 2020	Apr. 05, 2019	Dec. 31, 2020	Dec. 31, 2019	Jan. 10, 2019
Stockholders' Deficit (Textual)
Common stock ,authorized				200,000,000	200,000,000
Common stock, par value				$ 0.0001	$ 0.0001
Blank check preferred stock				20,000,000
Preferred stock, par value				$ 0.0001	$ 0.0001
Certificate of incorporation, description		The Company established the 1847 Goedeker Inc. 2020 Equity Incentive Plan ("Plan"). The Plan was approved by the Company's board of directors and stockholders on April 21, 2020. The Plan is administered by compensation committee of the board of directors. The Plan permits the grant of restricted stock, stock options and other forms of incentive compensation to the Company's officers, employees, directors and consultants. The maximum number of shares of common stock that may be issued pursuant to awards granted under the Plan is 555,000 shares. As of December 31, 2020, there were 555,000 shares granted and no shares available for grant.
Common stock, shares outstanding				6,111,200	4,750,000
Options issued to purchase of common stock				555,000
Option expense				$ 398,908
Remaining compensation expense				$ 1,449,148
Common stock, shares issued	250,000			6,111,200	4,750,000
Shares issued during the period, shares	1,111,200
Shares issued during the period	$ 10,000,800			$ 1,848,056
Underwriting commission and expenses	$ 8,602,166
Warrants [Member]
Stockholders' Deficit (Textual)
Certificate of incorporation, description	The Company issued warrants for the purchase of 55,560 shares of common stock to affiliates of the representative in the IPO (the "Underwriter Warrants"). The Underwriter Warrants are exercisable at any time and from time to time, in whole or in part, beginning on January 26, 2021 until July 30, 2025, at a per share exercise price equal to $11.25.		The Company issued to SBCC a ten-year warrant to purchase shares of the most senior capital stock of the Company equal to 5.0% of the outstanding equity securities of the Company on a fully-diluted basis for an aggregate price equal to $100. SBCC exercised this warrant for the purchase of 250,000 shares of common stock on August 4, 2020.
Common Stock [Member]
Stockholders' Deficit (Textual)
Common stock, shares issued						4,750,000
Share price per share						$ 1.00